Schedule of Investments (unaudited)
June 30, 2025
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.1%
ANZ Group Holdings Ltd.	118,467	$2,271,816
ASX Ltd.	7,709	353,962
Commonwealth Bank of Australia	66,652	8,112,100
Insurance Australia Group Ltd.	93,658	556,799
Macquarie Group Ltd.	14,078	2,117,410
Medibank Pvt Ltd.	109,466	363,526
National Australia Bank Ltd.	122,073	3,163,863
QBE Insurance Group Ltd.	59,957	923,285
Suncorp Group Ltd.	42,722	608,859
Westpac Banking Corp.	136,470	3,041,442
		21,513,062
Austria — 0.2%
Erste Group Bank AG	12,942	1,101,691
Belgium — 0.3%
Ageas SA	7,196	486,792
Groupe Bruxelles Lambert NV	3,306	282,203
KBC Group NV	10,458	1,079,366
		1,848,361
Brazil — 0.5%
B3 SA - Brasil Bolsa Balcao	209,759	562,899
Banco do Brasil SA	113,835	462,833
NU Holdings Ltd./Cayman Islands, Class A(a)	130,831	1,795,001
		2,820,733
Canada — 6.3%
Bank of Montreal	28,881	3,200,611
Bank of Nova Scotia (The)	49,529	2,738,780
Brookfield Asset Management Ltd., Class A	15,137	837,801
Brookfield Corp., Class A	57,267	3,544,309
Canadian Imperial Bank of Commerce	37,671	2,673,970
Intact Financial Corp.	7,091	1,648,882
Manulife Financial Corp.	68,251	2,182,228
National Bank of Canada	15,490	1,598,425
Power Corp. of Canada	21,251	830,065
Royal Bank of Canada	56,334	7,424,463
Sun Life Financial Inc.	22,903	1,523,951
Toronto-Dominion Bank (The)	68,604	5,045,990
		33,249,475
Chile — 0.1%
Banco de Chile	1,715,098	259,393
Banco Santander Chile, ADR	6,402	161,459
		420,852
China — 2.4%
Agricultural Bank of China Ltd., Class H	1,214,000	867,545
Bank of China Ltd., Class H	3,346,000	1,947,913
Bank of Communications Co. Ltd., Class H	851,000	793,004
China Construction Bank Corp., Class H	3,926,720	3,973,630
China Merchants Bank Co. Ltd., Class H	133,000	932,990
Industrial & Commercial Bank of China Ltd., Class H	2,923,000	2,321,025
Ping An Insurance Group Co. of China Ltd., Class H	253,000	1,614,979
		12,451,086
Colombia — 0.0%
Grupo Cibest SA(a)	4,519	208,733
Denmark — 0.3%
Danske Bank A/S	26,273	1,073,089
Tryg A/S	13,679	353,619
		1,426,708
Security	Shares	Value
Finland — 0.2%
Sampo OYJ, Class A	99,297	$1,068,685
France — 1.9%
AXA SA	68,820	3,379,409
BNP Paribas SA	40,091	3,596,231
Credit Agricole SA	39,771	752,399
Edenred SE	9,388	291,596
Euronext NV(b)	3,799	650,928
Societe Generale SA	28,452	1,627,574
		10,298,137
Germany — 3.1%
Allianz SE, Registered	15,404	6,251,458
Commerzbank AG	39,446	1,243,063
Deutsche Bank AG, Registered	77,877	2,308,697
Deutsche Boerse AG	7,469	2,440,044
Hannover Rueck SE	2,416	761,314
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,292	3,436,279
		16,440,855
Hong Kong — 1.2%
AIA Group Ltd.	426,000	3,858,895
Hong Kong Exchanges & Clearing Ltd.	46,100	2,479,559
		6,338,454
Ireland — 0.2%
AIB Group PLC	68,232	563,108
Bank of Ireland Group PLC	40,379	575,406
		1,138,514
Italy — 2.1%
Banco BPM SpA	60,360	704,554
FinecoBank Banca Fineco SpA	24,269	538,373
Generali	43,046	1,531,211
Intesa Sanpaolo SpA	622,887	3,588,086
Mediobanca Banca di Credito Finanziario SpA	23,550	548,031
Nexi SpA(b)	30,856	184,281
UniCredit SpA	62,040	4,161,852
		11,256,388
Japan — 4.8%
Dai-ichi Life Holdings Inc.	147,400	1,120,624
Daiwa Securities Group Inc.	54,100	384,219
Japan Exchange Group Inc.	41,000	415,331
Japan Post Holdings Co. Ltd.	71,000	657,617
Mitsubishi UFJ Financial Group Inc.	480,600	6,552,303
Mizuho Financial Group Inc.	100,110	2,779,046
MS&AD Insurance Group Holdings Inc.	52,900	1,182,611
Nomura Holdings Inc.	115,500	761,111
ORIX Corp.	44,500	1,004,216
Resona Holdings Inc.	91,400	844,153
Sompo Holdings Inc.	39,200	1,181,284
Sumitomo Mitsui Financial Group Inc.	154,700	3,895,494
Sumitomo Mitsui Trust Group Inc.	28,454	756,803
T&D Holdings Inc.	21,500	471,927
Tokio Marine Holdings Inc.	77,000	3,263,339
		25,270,078
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	95,997	877,476
Netherlands — 1.4%
ABN AMRO Bank NV, CVA(b)	16,500	450,548
Adyen NV(a)(b)	1,255	2,304,854
Aegon Ltd.	45,038	326,377
ASR Nederland NV	5,929	393,956

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
EXOR NV	3,534	$356,748
ING Groep NV	125,603	2,752,928
NN Group NV	10,652	708,775
		7,294,186
Norway — 0.2%
DNB Bank ASA	34,474	953,364
Peru — 0.1%
Credicorp Ltd.	2,736	611,551
Singapore — 1.2%
DBS Group Holdings Ltd.	80,260	2,833,343
Oversea-Chinese Banking Corp. Ltd.	151,300	1,940,168
United Overseas Bank Ltd.	60,900	1,723,695
		6,497,206
South Korea — 0.4%
KB Financial Group Inc.	14,594	1,199,281
Shinhan Financial Group Co. Ltd.	20,225	916,937
		2,116,218
Spain — 2.0%
Banco Bilbao Vizcaya Argentaria SA	229,676	3,536,614
Banco de Sabadell SA	218,033	694,119
Banco Santander SA	602,810	4,991,796
CaixaBank SA	152,870	1,324,590
		10,547,119
Sweden — 1.7%
EQT AB	14,460	485,075
Industrivarden AB, Class A	5,749	208,996
Industrivarden AB, Class C	6,530	236,463
Investor AB, Class A	22,342	662,834
Investor AB, Class B	72,454	2,147,057
Nordea Bank Abp	138,736	2,061,065
Skandinaviska Enskilda Banken AB, Class A	65,400	1,139,957
Svenska Handelsbanken AB, Class A	61,080	817,695
Swedbank AB, Class A	36,180	958,275
		8,717,417
Switzerland — 2.6%
Baloise Holding AG, Registered	1,829	431,373
Julius Baer Group Ltd.	8,198	556,110
Partners Group Holding AG	867	1,134,319
Swiss Life Holding AG, Registered	1,140	1,154,094
Swiss Re AG	11,637	2,013,050
UBS Group AG, Registered	123,775	4,202,377
Zurich Insurance Group AG	5,829	4,078,684
		13,570,007
Taiwan — 0.6%
Cathay Financial Holding Co. Ltd.	383,521	825,545
CTBC Financial Holding Co. Ltd.	776,000	1,161,385
Fubon Financial Holding Co. Ltd.	349,320	1,046,092
		3,033,022
United Kingdom — 5.1%
3i Group PLC	38,917	2,202,398
Aberdeen Group PLC	74,571	192,003
Admiral Group PLC	10,847	487,101
Aviva PLC	105,485	896,804
Barclays PLC	567,730	2,623,347
HSBC Holdings PLC	701,822	8,489,365
Intermediate Capital Group PLC	11,750	311,679
Legal & General Group PLC	229,627	803,450
Lloyds Banking Group PLC	2,412,747	2,537,041
London Stock Exchange Group PLC	18,310	2,677,785
Security	Shares	Value
United Kingdom (continued)
M&G PLC	88,051	$311,235
NatWest Group PLC	259,913	1,825,357
Phoenix Group Holdings PLC	31,910	288,694
Prudential PLC	104,988	1,314,055
Schroders PLC	36,542	181,728
St. James's Place PLC	21,634	352,526
Standard Chartered PLC	76,958	1,273,542
Wise PLC, Class A(a)	26,285	375,491
		27,143,601
United States — 55.7%
Aflac Inc.	19,380	2,043,815
Allstate Corp. (The)	10,558	2,125,431
American Express Co.	22,081	7,043,397
American International Group Inc.	22,955	1,964,718
Ameriprise Financial Inc.	3,819	2,038,315
Aon PLC, Class A	8,581	3,061,358
Apollo Global Management Inc.	17,982	2,551,106
Arch Capital Group Ltd.	14,919	1,358,375
Arthur J Gallagher & Co.	10,124	3,240,895
Assurant Inc.	2,033	401,497
Bank of America Corp.	260,988	12,349,952
Bank of New York Mellon Corp. (The)	28,433	2,590,531
Berkshire Hathaway Inc., Class B(a)	73,036	35,478,698
Blackrock Inc.(c)	5,786	6,070,960
Blackstone Inc.	29,135	4,358,013
Brown & Brown Inc.	11,159	1,237,198
Capital One Financial Corp.	25,475	5,420,061
Cboe Global Markets Inc.	4,128	962,691
Charles Schwab Corp. (The)	68,026	6,206,692
Chubb Ltd.	14,774	4,280,323
Cincinnati Financial Corp.	6,264	932,835
Citigroup Inc.	74,543	6,345,100
Citizens Financial Group Inc.	17,372	777,397
CME Group Inc.	14,340	3,952,391
Coinbase Global Inc., Class A(a)	8,420	2,951,126
Corpay Inc.(a)	2,795	927,437
Erie Indemnity Co., Class A, NVS	990	343,322
Everest Group Ltd.	1,716	583,183
FactSet Research Systems Inc.	1,535	686,575
Fidelity National Information Services Inc.	20,964	1,706,679
Fifth Third Bancorp	26,436	1,087,313
Fiserv Inc.(a)	22,082	3,807,158
Franklin Resources Inc.	12,057	287,559
Global Payments Inc.	9,721	778,069
Globe Life Inc.	3,309	411,276
Goldman Sachs Group Inc. (The)	12,221	8,649,413
Hartford Insurance Group Inc. (The)	11,427	1,449,743
Huntington Bancshares Inc./Ohio	57,195	958,588
Intercontinental Exchange Inc.	22,870	4,195,959
Invesco Ltd.	18,088	285,248
Jack Henry & Associates Inc.	2,915	525,196
JPMorgan Chase & Co.	110,688	32,089,558
KeyCorp	39,078	680,739
KKR & Co. Inc.	26,960	3,586,489
Loews Corp.	6,936	635,754
M&T Bank Corp.	6,393	1,240,178
MarketAxess Holdings Inc.	1,505	336,127
Marsh & McLennan Companies Inc.	19,625	4,290,810
Mastercard Inc., Class A	32,338	18,172,016
MetLife Inc.	22,459	1,806,153
Moody's Corp.	6,185	3,102,334
Morgan Stanley	49,112	6,917,916

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
MSCI Inc., Class A	3,080	$1,776,359
Nasdaq Inc.	16,398	1,466,309
Northern Trust Corp.	7,814	990,737
PayPal Holdings Inc.(a)	38,735	2,878,785
PNC Financial Services Group Inc. (The)	15,763	2,938,538
Principal Financial Group Inc.	8,468	672,613
Progressive Corp. (The)	23,299	6,217,571
Prudential Financial Inc.	14,035	1,507,920
Raymond James Financial Inc.	7,352	1,127,576
Regions Financial Corp.	36,027	847,355
S&P Global Inc.	12,502	6,592,180
State Street Corp.	11,554	1,228,652
Synchrony Financial	15,349	1,024,392
T Rowe Price Group Inc.	8,770	846,305
Travelers Companies Inc. (The)	9,020	2,413,211
Truist Financial Corp.	52,335	2,249,882
U.S. Bancorp	61,928	2,802,242
Visa Inc., Class A	68,147	24,195,592
W R Berkley Corp.	11,776	865,183
Wells Fargo & Co.	129,610	10,384,353
Willis Towers Watson PLC	3,961	1,214,047
		293,523,469
Total Common Stocks — 98.9% (Cost: $412,285,489)		521,736,448
Preferred Stocks
Brazil — 0.5%
Banco Bradesco SA, Preference Shares, ADR	211,442	653,356
Security	Shares	Value
Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, ADR	212,159	$1,440,560
Itausa SA, Preference Shares, NVS	230,628	464,813
		2,558,729
Total Preferred Stocks — 0.5% (Cost: $2,758,481)		2,558,729
Total Long-Term Investments — 99.4% (Cost: $415,043,970)		524,295,177
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	870,000	870,000
Total Short-Term Securities — 0.2% (Cost: $870,000)		870,000
Total Investments — 99.6% (Cost: $415,913,970)		525,165,177
Other Assets Less Liabilities — 0.4%		1,974,208
Net Assets — 100.0%		$527,139,385

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$630,000	$240,000 (a)	$—	$—	$—	$870,000	870,000	$10,999	$—
BlackRock Inc.	5,282,305	194,242	—	—	594,413	6,070,960	5,786	29,827	—
				$—	$594,413	$6,940,960		$40,826	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	11	09/19/25	$1,791	$67,105
Euro STOXX 50 Index	8	09/19/25	502	2,903
FTSE 100 Index	3	09/19/25	362	(2,503)
				$67,505

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Financials ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$331,712,289	$190,024,159	$—	$521,736,448
Preferred Stocks	2,558,729	—	—	2,558,729
Short-Term Securities
Money Market Funds	870,000	—	—	870,000
	$335,141,018	$190,024,159	$—	$525,165,177
Derivative Financial Instruments(a)
Assets
Equity Contracts	$70,008	$—	$—	$70,008
Liabilities
Equity Contracts	—	(2,503)	—	(2,503)
	$70,008	$(2,503)	$—	$67,505

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares